SCHEDULE OF AMOUNTS RECEIVABLE (Details) - CAD ($)	Mar. 31, 2023	Dec. 31, 2022
Trades receivable	$ 130,281	$ 136,274
Income tax advances	6,129	90,528
Due from shareholders	975	1,002
Amounts receivable	$ 137,385	$ 227,804